AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.6%
Common Stocks
Aerospace & Defense — 0.9%
Boeing Co. (The)	51,412	$7,667,586
Automobiles — 2.9%
Tesla, Inc.*(a)	45,992	24,099,808
Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)	35,993	5,159,956
Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.*	79,713	6,735,748
Vertex Pharmaceuticals, Inc.*	60,684	14,439,758
		21,175,506
Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	56,998	8,811,321
S&P Global, Inc.	35,254	8,638,992
		17,450,313
Entertainment — 4.5%
Netflix, Inc.*	99,611	37,403,930
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	43,669	9,508,925
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	53,464	15,244,190
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.*	161,428	5,267,396
DexCom, Inc.*	27,188	7,320,913
Intuitive Surgical, Inc.*	6,858	3,396,150
		15,984,459
Health Care Providers & Services — 0.8%
Guardant Health, Inc.*(a)	39,375	2,740,500
Humana, Inc.	13,416	4,212,892
		6,953,392
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.*	9,365	6,128,456
Interactive Media & Services — 8.9%
Alphabet, Inc. (Class A Stock)*	18,744	21,779,591
Alphabet, Inc. (Class C Stock)*	18,715	21,761,989
Facebook, Inc. (Class A Stock)*	137,746	22,976,033
Tencent Holdings Ltd. (China)	140,860	6,931,635
		73,449,248
Internet & Direct Marketing Retail — 12.0%
Alibaba Group Holding Ltd. (China), ADR*	183,980	35,780,431
Amazon.com, Inc.*	32,249	62,876,520
		98,656,951
IT Services — 11.6%
Adyen NV (Netherlands), 144A*	14,599	12,405,525
FleetCor Technologies, Inc.*	29,238	5,454,056
Mastercard, Inc. (Class A Stock)	117,328	28,341,752
PayPal Holdings, Inc.*	92,374	8,843,887
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*(a)	22,197	$9,254,595
Twilio, Inc. (Class A Stock)*(a)	62,891	5,628,115
Visa, Inc. (Class A Stock)(a)	161,530	26,025,714
		95,953,644
Life Sciences Tools & Services — 0.6%
Illumina, Inc.*	17,546	4,792,164
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	83,440	13,295,330
Pharmaceuticals — 4.6%
AstraZeneca PLC (United Kingdom), ADR	446,954	19,960,966
Eli Lilly & Co.	126,507	17,549,051
		37,510,017
Road & Rail — 2.0%
Uber Technologies, Inc.*	360,868	10,075,434
Union Pacific Corp.	43,273	6,103,224
		16,178,658
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	54,412	2,474,658
Broadcom, Inc.	20,800	4,931,680
NVIDIA Corp.	97,464	25,691,510
QUALCOMM, Inc.	54,763	3,704,717
		36,802,565
Software — 18.5%
Adobe, Inc.*	75,956	24,172,238
Atlassian Corp. PLC (Class A Stock)*	22,393	3,073,663
Coupa Software, Inc.*(a)	40,981	5,726,275
Microsoft Corp.	306,906	48,402,145
RingCentral, Inc. (Class A Stock)*	14,732	3,121,858
salesforce.com, Inc.*	259,346	37,340,637
ServiceNow, Inc.*	28,666	8,215,102
Splunk, Inc.*	85,478	10,789,888
Trade Desk, Inc. (The) (Class A Stock)*(a)	19,304	3,725,672
Workday, Inc. (Class A Stock)*	61,507	8,009,442
		152,576,920
Specialty Retail — 1.9%
Home Depot, Inc. (The)	81,928	15,296,777
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	142,980	36,358,384
Textiles, Apparel & Luxury Goods — 4.9%
Kering SA (France)	24,482	12,776,263
Lululemon Athletica, Inc.*	75,648	14,339,079
NIKE, Inc. (Class B Stock)	155,997	12,907,192
		40,022,534

Total Long-Term Investments (cost $351,464,064)		787,669,713
A1

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 11.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	15,082,848	$15,082,848
PGIM Institutional Money Market Fund (cost $76,797,912; includes $76,698,514 of cash collateral for securities on loan)(b)(w)	76,942,410	76,819,303

Total Short-Term Investments (cost $91,880,760)		91,902,151

TOTAL INVESTMENTS—106.8% (cost $443,344,824)		879,571,864

Liabilities in excess of other assets — (6.8)%		(55,889,320)

Net Assets — 100.0%		$823,682,544

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,303,182; cash collateral of $76,698,514 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2